Variable Interest Entities (Schedule of Assets and Liabilities of Consolidated Variable Interest Entities) (Details) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Total consolidated assets of consolidated variable interest entities	¥ 10,274,663	¥ 9,682,470
Cash of consolidated variable interest entities		163,224
Cash and due from banks of consolidated variable interest entities	43,884
Interest-earning deposits in other banks of consolidated variable interest entities	92,089
Trading account assets of consolidated variable interest entities	1,158,121	1,222,520
Investment securities of consolidated variable interest entities	493,095	340,096
Loans of consolidated variable interest entities	8,150,027	7,685,524
All other assets of consolidated variable interest entities	337,447	271,106
Total consolidated liabilities of consolidated variable interest entities	8,993,489	8,389,820
Deposits of consolidated variable interest entities	1,017,160
Other short-term borrowing of consolidated variable interest entities	4,569,304	4,677,258
Long-term borrowing of consolidated variable interest entities	2,891,163	3,327,421
All other liabilities of consolidated variable interest entities	515,862	385,141
Asset-Backed Conduits [Member]
Total consolidated assets of consolidated variable interest entities	5,080,030	5,185,451
Cash of consolidated variable interest entities		83,516
Cash and due from banks of consolidated variable interest entities	33,432
Interest-earning deposits in other banks of consolidated variable interest entities	38,418
Trading account assets of consolidated variable interest entities	569	949
Investment securities of consolidated variable interest entities	391,751	305,942
Loans of consolidated variable interest entities	4,603,010	4,786,104
All other assets of consolidated variable interest entities	12,850	8,940
Total consolidated liabilities of consolidated variable interest entities	5,085,180	5,193,733
Other short-term borrowing of consolidated variable interest entities	4,434,957	4,534,058
Long-term borrowing of consolidated variable interest entities	227,120	340,999
All other liabilities of consolidated variable interest entities	423,103	318,676
Investment Funds [Member]
Total consolidated assets of consolidated variable interest entities	1,342,526	1,383,520
Cash of consolidated variable interest entities		45,890
Cash and due from banks of consolidated variable interest entities	9,872
Interest-earning deposits in other banks of consolidated variable interest entities	20,102
Trading account assets of consolidated variable interest entities	1,113,959	1,174,889
Investment securities of consolidated variable interest entities	15,637	19,114
Loans of consolidated variable interest entities	654	1,670
All other assets of consolidated variable interest entities	182,302	141,957
Total consolidated liabilities of consolidated variable interest entities	69,270	64,791
Other short-term borrowing of consolidated variable interest entities	1,187	717
Long-term borrowing of consolidated variable interest entities	17,898	31,070
All other liabilities of consolidated variable interest entities	50,185	33,004
Special Purpose Entities Created for Structured Financing [Member]
Total consolidated assets of consolidated variable interest entities	171,509	199,005
Cash of consolidated variable interest entities		1,831
Cash and due from banks of consolidated variable interest entities	273
Interest-earning deposits in other banks of consolidated variable interest entities	1,524
Trading account assets of consolidated variable interest entities	14,200
Investment securities of consolidated variable interest entities	2,025	2,025
Loans of consolidated variable interest entities	146,287	191,868
All other assets of consolidated variable interest entities	7,200	3,281
Total consolidated liabilities of consolidated variable interest entities	156,387	199,432
Other short-term borrowing of consolidated variable interest entities	17,077	26,352
Long-term borrowing of consolidated variable interest entities	138,577	172,871
All other liabilities of consolidated variable interest entities	733	209
Repackaged Instruments [Member]
Total consolidated assets of consolidated variable interest entities	46,014	55,047
Trading account assets of consolidated variable interest entities	29,360	42,032
Investment securities of consolidated variable interest entities		13,015
Loans of consolidated variable interest entities	16,654
Total consolidated liabilities of consolidated variable interest entities	46,082	55,319
Long-term borrowing of consolidated variable interest entities	45,680	54,743
All other liabilities of consolidated variable interest entities	402	576
Securitization of the MUFG Group's Assets [Member]
Total consolidated assets of consolidated variable interest entities	2,456,025	2,692,795
Cash of consolidated variable interest entities		213
Interest-earning deposits in other banks of consolidated variable interest entities	209
Trading account assets of consolidated variable interest entities		3,851
Loans of consolidated variable interest entities	2,359,936	2,603,024
All other assets of consolidated variable interest entities	95,880	85,707
Total consolidated liabilities of consolidated variable interest entities	2,458,876	2,710,615
Other short-term borrowing of consolidated variable interest entities	27,400	13,000
Long-term borrowing of consolidated variable interest entities	2,429,956	2,696,043
All other liabilities of consolidated variable interest entities	1,520	1,572
Trust Arrangements [Member]
Total consolidated assets of consolidated variable interest entities	1,030,902
Interest-earning deposits in other banks of consolidated variable interest entities	4,778
Trading account assets of consolidated variable interest entities	33
Investment securities of consolidated variable interest entities	83,609
Loans of consolidated variable interest entities	938,213
All other assets of consolidated variable interest entities	4,269
Total consolidated liabilities of consolidated variable interest entities	1,030,686
Deposits of consolidated variable interest entities	1,017,160
All other liabilities of consolidated variable interest entities	13,526
Others [Member]
Total consolidated assets of consolidated variable interest entities	147,657	166,652
Cash of consolidated variable interest entities		31,774
Cash and due from banks of consolidated variable interest entities	307
Interest-earning deposits in other banks of consolidated variable interest entities	27,058
Trading account assets of consolidated variable interest entities		799
Investment securities of consolidated variable interest entities	73
Loans of consolidated variable interest entities	85,273	102,858
All other assets of consolidated variable interest entities	34,946	31,221
Total consolidated liabilities of consolidated variable interest entities	147,008	165,930
Other short-term borrowing of consolidated variable interest entities	88,683	103,131
Long-term borrowing of consolidated variable interest entities	31,932	31,695
All other liabilities of consolidated variable interest entities	¥ 26,393	¥ 31,104